Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Net defined benefit liability	$ 12,033	$ 9,316
Other long term employee benefit (liability for compensated absences)	2,672	2,346
Total employee benefit liabilities	$ 14,705	$ 11,662